FAIR VALUE	12 Months Ended
Dec. 31, 2022
FAIR VALUE.
FAIR VALUE

NOTE 10. FAIR VALUE

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$16,182,549	$175,952,082

Liabilities:
Warrant liability – Public Warrants	1	$1,293,750	$—
Warrant liability – Public Warrants	3	—	$4,398,750
Warrant liability – Private Placement Warrants	3	$1,230,000	$4,182,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statement of operations.

The Company utilized a Monte Carlo simulation model to value the Public Warrants and the Private Placement Warrants at each balance sheet date, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market.

The following table provides the significant inputs to the Monte-Carlo method for the fair value of the Public Warrants and Private Placement Warrants:

	Public and Private
	Warrants	Private Warrants
	December 31,	December 31,
	2021	2022
Stock price	$9.83	$10.26
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	5.86	5.62
Volatility	8.7%	5.90%
Risk-free rate	1.33%	3.90%

The following table provides quantitative information regarding the Level 3 fair value measurements:

	Public
	Warrant	Private Warrant	Total Warrant
	Liabilities	Liabilities	Liabilities
Fair value as of January 1, 2021	—	—	$—
Initial measurement on November 12, 2021	4,830,000	4,838,000	9,668,000
Change in fair value	(431,250)	(656,000)	(1,087,250)
Fair value as of December 31, 2021	4,398,750	4,182,000	8,580,750
Transfer to Level 1	(4,398,750)	—	(4,398,750)
Change in fair value	—	(2,952,000)	(2,952,000)
Fair value as of December 31, 2022	$—	$1,230,000	$1,230,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2022 was $4,398,750, when the Public Warrants were separately listed and traded. For the period from January 1, 2021 through December 31, 2021, there were no transfers from Level 3.